Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2026		Mar. 31, 2026
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	¥ 126,433		¥ 154,513
Derivative liabilities, Fair value	93,669		118,058
Interest rate swap agreements | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	541,023		615,793
Interest rate swap agreements | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	28,839		26,273
Interest rate swap agreements | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	1,802		2,287
Interest rate swap agreements | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	16,579		2,274
Interest rate swap agreements | Derivatives not designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	119		85
Interest rate swap agreements | Derivatives not designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	59		2
Options held/written and other | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	88,466		76,234
Options held/written and other | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	361		0
Options held/written and other | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	17,129		15,426
Options held/written and other | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	877,893		774,332
Options held/written and other | Derivatives not designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	34,258		17,402
Options held/written and other | Derivatives not designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	20,914		6,117
Futures, foreign exchange contracts | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	1,121,027		1,048,627
Futures, foreign exchange contracts | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	11,282		3,704
Futures, foreign exchange contracts | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	23,369		70,789
Futures, foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	1,727,413	[1]	1,284,971	[2]
Futures, foreign exchange contracts | Derivatives not designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	24,679	[1]	65,959	[2]
Futures, foreign exchange contracts | Derivatives not designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	24,213	[1]	23,402	[2]
Foreign currency swap agreements | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	482,102		482,092
Foreign currency swap agreements | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	26,895		41,090
Foreign currency swap agreements | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	6,170		12
Foreign currency long-term debt | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	81,968		83,286
Foreign currency long-term debt | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0		0
Foreign currency long-term debt | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	0		0
Credit derivatives held/written | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	1,169		1,372
Credit derivatives held/written | Derivatives not designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0		0
Credit derivatives held/written | Derivatives not designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	¥ 13		¥ 23

[1]	The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥940 million and foreign exchange contracts of ¥600 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at September 30, 2026, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥4 million and ¥4 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥13 million and ¥2 million at September 30, 2026, respectively.
[2]	The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥1,741 million and foreign exchange contracts of ¥964 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2026, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥47 million and ¥8 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥6 million and ¥23 million at March 31, 2026, respectively.